UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22172
Exact name of Registrant as specified in charter	World Funds Trust
Adress of principal executive offices	8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235
Name and address of agent for service

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224

Registrant's telephone number, inluding area code	(804) 267-7400
Date of fiscal year end	September 30th
Date of reporting period	March 31, 2011

Item #1.  Reports to Stockholders.

SECTOR ROTATION FUND
PORTFOLIO HOLDINGS, BY SECTOR/CAPITALIZATION, AS PERCENTAGE OF NET ASSETS
AS OF 3/31/2011 (unaudited)
Percentage of Net Assets
50%
40%
30%
20%
10%
0%
Fixed Income
International
Large Cap
Mid Cap
Small Cap
Utilities
Commodities
Industry/Capitalization

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2011
(unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	EXCHANGE-TRADED FUNDS	83.94%

	FIXED INCOME	24.11%
22,000	iShares iBoxx $ High Yield Corporate Bond Fund		$ 2,023,120
15,000	ProShares Short 20+ Year Treasury*		664,800
30,000	ProShares UltraShort 20+ Year Treasury*		1,123,200
42,000	SPDR Barclays Capital High Yield Bond		1,700,580
7,000	SPDR Barclays Capital TIPS ETF		377,370
			5,889,070

	INTERNATIONAL	4.06%
15,000	Ishares MSCI Hong Kong Index Fund		283,950
1,000	Ishares MSCI Mexico Investable Market Index Fund		62,850
20,000	Ishares MSCI Singapore Index Fund		273,400
25,000	Ishares MSCI Taiwan Index fund		371,750
			991,950

	LARGE CAP	47.31%
4,000	SPDR DJ Indusrial Average ETF Trust		492,080
101,000	ProShares Ultra S&P 500		5,384,310
27,000	SPDR S&P 500 ETF Trust		3,577,770
37,000	Vanguard Value ETF		2,098,640
			11,552,800

	MID CAP	2.26%
5,000	iShares S&P MidCap 400 Growth Index Fund		551,750

Number of Shares	Security Description	% of Net Assets	Fair Value
	SMALL CAP	4.22%
14,000	iShares S&P SmallCap 600 Index Fund		$ 1,029,980

	UTILITIES	1.98%
7,000	Vanguard Utilities ETF		483,490

	TOTAL EXCHANGE-TRADED FUNDS	83.94%	20,499,040
	(Cost: $18,321,673)

	COMMODITIES	13.32%
40,000	PowerShares DB Oil Fund*		1,290,400
20,000	iShares Silver Trust*		735,800
4,000	SPDR Gold Trust*		559,280
5,000	United States 12 Month Oil Fund LP*		242,000
10,000	United States Oil Fund LP*		425,800
			3,253,280

	TOTAL COMMODITIES	13.32%	3,253,280
	(Cost: $2,743,849)

	MONEY MARKET FUND
924,962	Fidelity Treasury Fund 0.025%**	3.79%	924,962
	(Cost: $924,962)

	TOTAL INVESTMENTS
	(Cost: $21,990,484)	101.05%	24,677,282
	Other assets, net of liabilities	(1.05%)	(255,374)
	NET ASSETS	100.00%	$ 24,421,908

* Non-income producing (security considered non-income producing if at least one dividend has not beenpaid during the last year preceding that date of the Fund's related balance sheet)

** Effective 7 day yield

See Notes to Financial Statements.

SECTOR ROTATION FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011 (unaudited)

ASSETS
Investments at fair value (identified cost of $21,990,485) (Note 1)	$24,677,282
Receivable for capital stock sold	203,054
Dividends receivable	15,844
Interest receivable	9
Due from advisor	17,663
Deferred reorganization expenses (Note 7)	28,038
Prepaid expenses	53,456
TOTAL ASSETS	24,995,346

LIABILITIES
Payable for securities purchased	567,994
Payable for capital stock redeemed	162
Accrued administration, accounting and transfer agent fees	3,226
Other accrued expenses	2,056
TOTAL LIABILITIES	573,438
NET ASSETS	$ 24,421,908

Net Assets Consist of:
Paid-in-capital applicable to 2,075,048 no par value shares of
beneficial interest outstanding, unlimited number authorized	$ 20,730,996
Accumulated net investment income (loss)	21,362
Accumulated net realized gain (loss) on investments	982,752
Net unrealized appreciation (depreciation) of investments	2,686,798
Net Assets	$ 24,421,908
NET ASSET VALUE PER SHARE
No Load Shares
($24,421,908 / 2,075,048 shares outstanding)	$ 11.77

See Notes to Financial Statements

SECTOR ROTATION FUND
STATEMENT OF OPERATIONS
Six Months ended March 31, 2011 (unaudited)

INVESTMENT INCOME
Dividend	$ 196,829
Interest	65
Total investment income	196,894

EXPENSES
Investment management fees (Note 2)	106,383
Recordkeeping and administrative services (Note 2)	14,959
Accounting fees (Note 2)	9,973
Custodian fees	2,992
Transfer agent fees (Note 2)	14,460
Professional fees	19,327
Filing and registration fees	8,826
Trustee fees	3,294
Compliance fees	6,198
Shareholder servicing and reports	2,493
Reorganizational expenses (Note 7)	462
Offering expenses	4,394
Other	14,404
Total expenses	208,165
Fee waivers and reimbursed expenses (Note 2)	(32,633)
Net expenses	175,532
Net investment income (loss)	21,362

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,347,926
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,933,250
Net realized and unrealized gain (loss) on investments	3,281,176
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 3,302,538

See Notes to Financial Statements

SECTOR ROTATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months ended March 31, 2011 (unuadited)	For the period December 31, 2009* to September 30, 2010

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ 21,362	$ (11,845)
Net realized gain (loss) on investments	1,347,926	(365,174)
Change in net unrealized appreciation
(depreciation) on investments	1,933,250	753,548
Increase (decrease) in net assets from operations	3,302,538	376,529

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold	4,508,200	19,105,132
Shares redeemed	(1,592,104)	(1,278,387)
Increase (decrease) in net assets from capital
stock transactions	2,916,096	17,826,745

NET ASSETS
Increase (decrease) during period	6,218,634	18,203,274
Beginning of period	18,203,274	-
End of period (including undistributed net investment
income (loss) of $21,362 and $- , respectively )	$ 24,421,908	$ 18,203,274

*Commencement of operations

See Notes to Financial Statements

SECTOR ROTATION FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	No Load Shares (1)
	For the six months ended March 31, 2011 to (unaudited)		For the period December 31, 2009* to September 30, 2010

Net asset value, beginning of period	$ 10.02		$ 10.00
Investment activities
Net investment income (loss) (B)	0.01		(0.01)
Net realized and unrealized gain
(loss) on investments	1.74		0.03
Total from investment activities	1.75		0.02

Net asset value, end of period	$ 11.77		$ 10.02

Total Return	17.47%	***	0.20%	***
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net	1.65%	**	1.65%	**
Net investment income (loss)	0.20%	**	(0.11%)	**
Portfolio turnover rate	104.94%	***	457.43%	***
Net assets, end of period (000's)	$ 24,422		$ 18,203

*Commencement of operations

** Annualized

*** Not annualized

(1) Calculated using the average shares method

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.31%** for the six months ended March 31, 2011 and 0.93%** for the period December 31, 2009* to September 30, 2010.  The ratios reflect the effect of the management fee waivers and reimbursement of expenses.  These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.

See Notes to Financial Statements

SECTOR ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2011 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Sector Rotation Fund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company.  WFT was organized in Delaware as a Delaware statutory trust on April 9, 2007 and may issue its shares in separate series and issue classes of shares of any series or divide shares of any series into two or more classes.  The Fund commenced operations December 31, 2009 as a series of WFT.  Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.  The Fund currently offers No Load shares.

The Fund seeks to achieve capital appreciation.  Under normal circumstances, the Fund invests in Exchange-traded funds (“ETFs”).  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchange, or included in the NASDAQ National Market System are valued at the last reported sales price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.  Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”).  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange.  The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

 The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$20,499,040	-	-	$20,499,040
Commodities	3,253,280	-	-	3,253,280
Money Market Fund	924,962	-	-	924,962
	$24,677,282	-	-	$24,677,282

    Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry.  The Fund held no Level 3 securities at any time during the period.  There were no transfers into or out of Level 1 or 2 during the period.

Security Transactions and Income

Security transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  The cost of securities sold is determined generally on a specific identification basis.  Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain.  Withholding taxes on dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for the open tax year, 2009, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.  During the period ended March 31, 2011, the Fund did not incur any interest or penalties.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  For the six months ended March 31, 2011, there were no reclassifications.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Navigator Money Management, Inc. (“the Advisor”) provides investment advisory services for an annual fee of 1.00% of average daily net assets.  For the six months ended March 31, 2011, the Advisor earned $106,383 and waived $32,633 in advisory fees.

In the interest of limiting the operating expenses of the Fund, the Advisor has contractually agreed to waive or limit its fees and to assume other operating expenses until January 31, 2012 so that the ratio of total annual operating expenses is limited to 1.65% of No Load Shares’ average net assets.  The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or  reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any  reimbursement  previously  paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of March 31, 2011 was $131,604 and expires as follows:

September 30, 2013              $   98,971
September 30, 2014                   32,633
$ 131,604

The recovery of any amounts is limited to situations where the repayment would not cause the Fund’s ratio of total annual operating expenses to exceed 1.65%.

 First Dominion Capital Corp.  (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares.  For the six months ended March 31, 2011, FDCC received no commissions from the sale of Fund shares.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services.  For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets.  CSS earned $14,959 for its services for the six months ended March 31, 2011.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent.  CFSI earned $14,460 for its services for the six months ended March 31, 2011.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent.  CFA earned $9,973 for its services for the six months ended March 31, 2011.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.  They receive no compensation from the Fund.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended March 31, 2011 aggregated $24,782,441 and $21,449,219, respectively.  There were no purchases or sales of U.S. Government securities during the period.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are recorded on the ex-dividend date and are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.  Differences may be permanent or temporary.  Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.  Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.  Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.  There were no distributions paid during the six months ended March 31, 2011 or the period December 31, 2009 (commencement of operations) through March 31, 2011.

As of March 31, 2011, the components of distributable earnings on a tax basis were as follows:

Six Months ended
March 31, 2011
(unaudited)

Accumulated net investment income (loss)	$ 21,362
Accumulated net realized gain (loss) on investments	982,752
Unrealized appreciation (depreciation)	2,686,798
$3,690,912

Cost of securities for Federal Income tax purposes is $21,990,484 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2, 703,571
Gross unrealized depreciation	(16,773)
Net unrealized appreciation (depreciation)	$2, 686,798

SECTOR ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2011 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for the Fund shares were:

	Six Months ended March 31, 2011 (unaudited)		No Load Shares Period December 31, 2009* through September 30, 2010
	Shares	Value	Shares	Value
Shares sold	404,659	$ 4,508,200	1,946,723	$19,105,132
Shares redeemed	(145,586)	(1,592,104)	(130,748)	(1,278,387)
Net increase (decrease)	259,073	$2,916,096	1,815,975	$17,826,745

                    *Commencement of operations.

NOTE 6 – LEGAL MATTERS

On August 18, 2010, Clark Capital Management, Inc. (“CCM”), an investment adviser, filed suit against Navigator Money Management, Inc. (“NNM”), the investment adviser to the Fund.  In that suit, CCM named the Fund, but not WFT, as a party.  CCM demanded that NMM cease immediately from the use of the term “Navigator.”  CCM’s demand was based on various intellectual property right claims to the term, “Navigator.” The time for a response to the CCM claim has been extended in the courts on several occasions as the parties pursued settlement negotiations.  In November, 2010, NNM and CCM reached a settlement agreement in which NNM would cease using the name “Navigator” and would pay nominal legal expenses of CCM in settlement of the suit.  The Fund has no financial obligation under this settlement agreement; however, the Fund has incurred legal fees in the six months ended March 31, 2011 in the amount of $6,577 and in the period ended September 30, 2010 in the amount of $11,865 relating to this matter.  Additionally, the name of the Fund was officially changed to the Sector Rotation Fund effective November 29, 2010 pursuant to the settlement agreement.

NOTE 7 – SUBSEQUENT EVENT

On May 4, 2011, the Board approved the Plan of Reorganization (the “Plan”) whereby the Fund will be reorganized into a newly created series of the Starboard Investment Trust (“SIT”), a separate and unaffiliated investment company, subject to shareholder approval.  A Special Meeting of Shareholders of the Fund is currently scheduled to be held on June 22, 2011 (the “Special Meeting”) to, among other things, consider approval of the proposed Plan.  The Fund will bear all costs of this reorganization which is expected to occur shortly after the shareholder meeting or any adjournments thereof.  These reorganization expenses are subject to the expense limitation agreement discussed in Note 2 to these financial statements.  Accordingly, shareholders of the Fund are not expected to bear any short-term impact of the reorganization.

SECTOR ROTATION FUND
SUPPLEMENTAL INFORMATION continued (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-628-4077 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-628-4077 or on the SEC’s website at www.sec.gov. .   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SECTOR ROTATION FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2010 and held for the six months ended March 31, 2011.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

No Load Shares	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 through March 31, 2011
Actual	$1,000	$1,174.65	$8.95
Hypothetical (5% return before expenses)	$1,000	$1,016.75	$8.30

* - Expenses are equal to the Fund’s annualized expense ratio of 1.65% multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:

Navigator Money Management, Inc.
    1207 Route 9, Suite 10
    Wappingers Falls, New York 12590

Distributor:

First Dominion Capital Corp.
    8730 Stony Point Parkway, Suite 205
    Richmond, Virginia 23229

Transfer Agent:

For account information, wire purchase or redemptions,
call or write to the Sector Rotation Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
    8730 Stony Point Parkway, Suite 205
    Richmond, Virginia 23235
    (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information,
and for information on any series of The World Funds Trust,
investment plans, and other shareholder services, call
Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

Semi-Annual Report to Shareholders

SECTOR ROTATION FUND

A series of
The World Funds Trust
A “Series” Investment Company

For the Six Months Ended
March 31, 2011
(unaudited)

UNION STREET PARTNERS VALUE FUND
PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
AS OF 3/31/2011 (unaudited)
Percentage of Net Assets
25%
20%
15%
10%
5%
0%
Aerospace
Banks
Computers
Home Construction
Diversified Manufacturing
Gas Pipeline
Medical
Oil
Retail
Telecommunications
Transportation
Industry Sector

UNION STREET PARTNERS VALUE FUND SCHEDULE OF INVESTMENTS March 31, 2011 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCKS	54.66%

	AEROSPACE	3.05%
1,300	The Boeing Company		$ 96,109

	BANKS	9.23%
10,959	Bank of America Corp.		146,084
32,839	Citigroup Inc.*		145,148
			291,232
	COMPUTERS	5.63%
1,004	EMC Corp.*		26,657
1,000	Hewlett-Packard Co.		40,970
1,185	Intel Corp.		23,901
3,400	Microsoft Corp.		86,224
			177,752
	HOME CONSTRUCTION	3.69%
8,782	iSHARES Dow Jones US Home Construction Index Fund		116,274

	DIVERSIFIED MANUFACTURING	2.54%
4,000	General Electric Co.		80,200

	GAS PIPELINE	1.13%
1,978	El Pasco Corp.		35,604

	MEDICAL	6.10%
1,023	Johnson & Johnson		60,613
4,000	Merck & Co. Inc.		132,040
			192,653

	OIL	4.75%
2,000	BP plc Spons ADR		$ 88,280
734	Exxon Mobil Corp.		61,751
			150,031
	RETAIL	3.18%
687	The Home Depot, Inc.		25,460
1,500	Target Corp.		75,015
			100,475
	TELECOMMUNICATIONS	9.86%
4,500	AT&T Inc.		137,700
16,820	Nokia Corp. Spon ADR		143,138
791	Verizon Communications Inc.		30,485
			311,323
	TRANSPORTATION	5.50%
500	FedEX Corp.		46,775
8,500	Ford Motor Co.*		126,735
			173,510

	TOTAL COMMON STOCKS	54.66%	1,725,163
	(Cost: $1,728,355)

	CASH & CASH EQUIVALENTS	44.08%
1,391,094	Fidelity Institutional Money Market Fund		1,391,094
	(Cost: $1,391,094)

	TOTAL INVESTMENTS:
	(Cost: $3,119,449)	98.74%	3,116,257
	Other assets, net of liabilities	1.26%	39,756
	NET ASSETS	100.00%	$ 3,156,013

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet)

See Notes to Financial Statements.

UNION STREET PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (unaudited)

ASSETS
Investments at fair value (identified cost of $1,605,196) (Note 1)	$ 1,658,622
Deposits with brokers for securities sold short	94,602
Receivable for investments sold	14,958
Receivable for capital stock sold	76,500
Due from advisor	20,076
Prepaid expenses	7,633
TOTAL ASSETS	1,872,391

LIABILITIES
Payable for securities sold short (proceeds $11,252)	13,680
Payable for investment purchases	82,960
Accrued 12b-1 fees, Class A	105
Accrued administration, accounting and transfer agent fees	3,672
Other accrued expenses	4,499
TOTAL LIABILITIES	104,916
NET ASSETS	$ 1,767,475

Net Assets Consist of:
Paid-in-capital applicable to 171,610 no par value shares of
beneficial interest outstanding	$ 1,730,265
Accumulated net investment income (loss)	(1,169)
Accumulated net realized gain (loss) on investments	(12,619)
Net unrealized appreciation (depreciation) of investments	50,998
Net Assets	$ 1,767,475

NET ASSET VALUE PER SHARE
Class I
($1,314,677 / 127,608 shares outstanding)	$ 10.30

Advisor Class
($452,798 / 44,002 shares outstanding)	$ 10.29

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
Period December 29, 2010* through March 31, 2011 (unaudited)

INVESTMENT INCOME
Dividend	$ 3,399
Interest	350
Total investment income	3,749

EXPENSES
Investment management fees (Note 2)	3,589
12b-1 fees (Note 2)	897
Recordkeeping and administrative services (Note 2)	5,041
Accounting fees (Note 2)	5,041
Custody fees	838
Transfer agent fees (Note 2)	3,871
Professional fees	3,096
Filing and registration fees (Note 2)	3,354
Trustee fees	1,006
Compliance fees	3,352
Shareholder servicing and reports (Note 2)	2,109
Other	3,612
Total expenses	35,806
Fee waivers and reimbursed expenses (Note 2)	(29,534)
Net Expenses	6,272
Net investment income (loss)	(2,523)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	653
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(3,192)
Net realized and unrealized gain (loss) on investments	(2,539)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (5,062)

*Commencement of operations.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
Period
December 29, 2010*
Through
March 31, 2011
(unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ (2,523)
Net realized gain (loss) on investments	653
Net increase (decrease) in unrealized appreciation (depreciation)
of investments	(3,192)
Increase (decrease) in net assets from operations	(5,062)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	3,161,369
Shares redeemed	(294)
Increase (decrease) in net assets from capital stock transactions	3,161,075

NET ASSETS
Increase (decrease) during period	3,156,013
Beginning of period	-
End of period (including undistributed net investment income (loss)
of $(2,523))	$ 3,156,013

*Commencement of operations.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A
	Period
	December 31, 2010*
	through
	August 31, 2010 (1)
	(unaudited)

Net asset value, beginning of period	10.00

Investment activities
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss)
on investments	0.26
Total from investment activities	0.24

Net asset value, end of period	10.24

Total Return	2.40%	**
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses,net	1.75%	***
Net investment income (loss)	(0.27%)	***
Portfolio turnover rate	3.15%	**
Net assets, end of period (000's)	$ 3,156

(1) Per share amounts calculated using the average share method.

* Commencement of operations.
** Not annualized.
***Annualized

(A) Voluntary fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 8.23% for the period ended March 31, 2011.

See Notes to Financial Statements

UNION STREET PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2011 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company.  WFT was organized in Delaware as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes.   The Fund commenced operations December 29, 2010 as a series of WFT.  The Fund currently offers Class A shares.

The Fund seeks to achieve long-term capital appreciation by investing primarily in the securities of large cap U. S. companies.  The Fund defines a large-cap company as one whose market cap is $5 billion or greater at the time of purchase.  Equity securities consist of common stock, depositary receipts, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost.  Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE.  The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

 The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees (the “Board”) believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments.  GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.  Level 1 includes quoted prices in active markets for identical securities.  Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stock	$ 1,725,163	$-	$-	$ 1,725,163
Cash & Cash Equivalents	1,391,094	-	-	1,391,094
	$ 3,116,257	$-	$-	$ 3,116,257

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and industry. The Fund held no Level 3 securities at any time during the period December 29, 2010* through March 31, 2011.

There were no transfers into or out of Levels 1 or 2 during the period December 29, 2010* through March 31, 2011.
Security Transactions and Income

Security transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  The cost of securities sold is determined generally on a specific identification basis.  Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for each of the open tax year, 2010, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share.  For the period December 29, 2010* through March 31, 2011, there were no reclassifications.

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.  Each class bears different distribution expenses.  Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.  Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board of Trustees.

The Fund currently offers one class of shares.  Class A shares include a maximum front-end sales charge of 5.75%.  Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more.

*Commencement of operations.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Union Street Partners, LLC (“Advisor”) provides investment advisory services for an annual fee of 1.00% of average daily net assets.  The Advisor manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For the period December 29, 2010* through March 31, 2011, the Advisor earned and waived $3,589 in advisory fees and reimbursed expenses of $25,945.  As of March 31, 2011, the Fund was due $25,945 from the Advisor.

In the interest of limiting the operating expenses of the Fund, the Advisor has contractually agreed to waive or limit its fees and to assume other operating expenses until January 31, 2012 so that the ratio of total annual operating expenses is limited to 1.50% of Class A shares’ average net assets.  The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reduced by the Advisor and all other payments remitted by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of March 31, 2011 was $29,534 which expires September 30, 2014.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund.  The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s Class A average daily net assets.  For the period December 29, 2010* through March 31, 2011, there was $897 of 12b-1 fees incurred by Class A shares.

First Dominion Capital Corp.  ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares.  For the period December 29, 2010* through March 31, 2011, FDCC received $11,506 from the sale of Fund shares.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services.  For such administrative services, CSS receives an asset based fee based on average daily net assets.  CSS earned $5,041 for its services for the period December 29, 2010* through March 31, 2011.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent.  CFSI earned $3,871 for its services for the period December 29, 2010* through March 31, 2011.

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent.  CFA earned $5,041 for its services for the period December 29, 2010* through March 31, 2011.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

*Commencement of operations.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months December 29, 2010* through March 31, 2011 aggregated $1,741,594 and $13,892, respectively.

*Commencement of operations.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

There were no distributions paid during the period December 29, 2010* through March 31, 2011.

    As of March 31, 2011, the components of distributable earnings on a tax basis were as follows:

Period December 29, 2010* through
March 31, 2011 (unaudited)
Accumulated net investment income (loss)	$ (2,523)
Accumulated Net realized gain (loss) on investments	653
Unrealized appreciation (depreciation)	(3,192)
$ (5,062)

Cost of securities for Federal Income tax purposes is $1,728,355 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 44,534
Gross unrealized depreciation	(47,726)
Net unrealized appreciation (depreciation)	$ (3,192)

*Commencement of operations.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Class A Shares Period December 29, 2010* through March 31, 2011 (unaudited)
	Shares	Value
	308,322	$3,161,369
Shares reinvested	-	-
Shares redeemed	(28)	(294)
Net increase (decrease)	308,294	$3,161,075

*Commencement of operations.

SUPPLEMENTAL INFORMATON (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended December 31 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. .   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UNION STREET PARTNERS VALUE FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, December 31, 2010 and held for the period ended March 31, 2011.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

No Load Shares	Beginning Account Value December 31, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* December 31, 2010 through March 31, 2011
Actual	$1,000	$1,024.00	$4.46
Hypothetical (5% return before expenses)	$1,000	$1,016.25	$4.45

* - Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value for the period, multiplied by 92 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:
McGinn Investment Management, Inc.
201 North Union Street, Suite 100
Alexandria, Virginia 22314

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Transfer Agent:
For account information, wire purchase or redemptions, call or write to
Union Street Partners Value Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:
For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free.

Semi-Annual Report to Shareholders

UNION STREET PARTNERS VALUE FUND

A series of The World Funds Trust
A “Series” Investment Company

For the Period
 December 29, 2010
(commencement of operations)
 through March 31, 2011 (unaudited)

 ITEM 2. CODE OF ETHICS.

 Not applicable when filing a semi-annual report to shareholders.

 ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

 Not applicable when filing a semi-annual report to shareholders. I

 TEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 Not applicable when filing a semi-annual report to shareholders.

 ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

 Not applicable when filing a semi-annual report to shareholders.

 ITEM 6. SCHEDULE OF INVESTMENTS.

 Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

 ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

 ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

 Not applicable.

 ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

 Not applicable.

 ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 Not applicable.

 ITEM 11. CONTROLS AND PROCEDURES.

 (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))

 are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities

 Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))

 that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected,

 or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 12. EXHIBITS.

 (a)(1) Code of ethics.

 Not applicable when filing a semi-annual report to shareholders.

 (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3) Not applicable.

 (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: June 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III
John Pasco, III Chief Executive Officer (principal executive officer)
Date: June 10, 2011

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Chief Financial Officer (principal financial officer)
Date: June 10, 2011

* Print the name and title of each signing officer under his or her signature.